Share-Based Payment -Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options expired	0	0
Number of PSUs, RSUs and stock options outstanding	6,962,302	3,534,561	4,032,345
Compensation expense | $	$ 11,922	$ 8,684	$ 7,590
Average exercise price per share option granted during the period | $ / shares	$ 5.53	$ 18.9
Model Inputs for Measuring Fair Value of Derivative Financial Instrument
Disclosure of terms and conditions of share-based payment arrangement [line items]
Consideration on options granted	0	0
Vested options exercisable period	5 years	5 years
Average exercise price per share option granted during the period | $ / shares	$ 15.93	$ 25.39
Grant date	January 27th, March 20th, June 26th, July 7th, July 24th, August 14th, August 22th, September 1st, October 1st, October 2nd, October 9th, November 22th, December 9th	March 16th, March 28th, May 1st, May 18th, May 26th, July 1st, September 9th, October 17th.
Expiry date	June 30th 2027, January 31th 2028, March 31th 2028, July 31th 2028, August 31th 2028, September 30th 2028, October 31th 2028, November 30th 2028, December 31th 2028	March 16th 2032, March 28th 2032, May 1st 2032, May 18th 2032, May 26th 2032, July 1st 2032, September 9th 2032, October 17th 2032
Average share price, share options granted | $ / shares	$ 16.97	$ 26.79
Average expected price volatility of shares	47.70%	43.80%
Average risk-free interest rate	3.90%	3.10%
Top of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average expected price volatility of shares	60.00%
Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average expected price volatility of shares	55.00%
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of PSUs, RSUs and stock options outstanding	200,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of PSUs, RSUs and stock options outstanding	3,397,042
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of PSUs, RSUs and stock options outstanding	3,365,260